CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Current liabilities
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB2,340 and RMB1,133 as of December 31, 2021 and 2022, respectively)	¥ 15,018,138	¥ 13,144,935
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB402,482 and RMB269,235 as of December 31, 2021 and 2022, respectively)	1,737,424	1,828,781
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB2,478,930 and RMB1,299,350 as of December 31, 2021 and 2022, respectively)	8,394,742	7,658,677
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB120,824 and RMB3,191 as of December 31, 2021 and 2022, respectively)	151,736	429,088
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB361,186 and RMB16,297 as of December 31, 2021 and 2022, respectively)	400,207	449,693
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB2,546 and RMB6,956 as of December 31, 2021 and 2022, respectively)	136,435	284,659
NON-CURRENT LIABILITIES
Deferred tax liabilities (Including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB29,032 and RMB28,369 as of December 31, 2021 and 2022, respectively)	573,734	437,202
Operating lease liabilities-noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB358 and RMB 1,499 as of December 31,2021 and 2022, respectively)	¥ 832,928	¥ 952,813
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, shares authorized | shares	483,489,642	483,489,642
Common shares, shares issued | shares	124,060,090	122,975,885
Common shares, shares outstanding | shares	101,621,330	120,232,895
Treasury shares (in shares) | shares	22,438,760	2,742,990
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Common shares, shares authorized | shares	16,510,358	16,510,358
Common shares, shares issued | shares	15,560,358	15,560,358
Common shares, shares outstanding | shares	15,560,358	15,560,358
Consolidated VIEs and VIEs' subsidiaries
Current liabilities
Accounts payable (Including accounts payable of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB2,340 and RMB1,133 as of December 31, 2021 and 2022, respectively)	¥ 1,133	¥ 2,340
Advances from customers (Including advances from customers of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB402,482 and RMB269,235 as of December 31, 2021 and 2022, respectively)	269,235	402,482
Accrued expenses and other current liabilities (Including accrued expenses and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB2,478,930 and RMB1,299,350 as of December 31, 2021 and 2022, respectively)	1,299,350	2,478,930
Amounts due to related parties (Including amounts due to related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB120,824 and RMB3,191 as of December 31, 2021 and 2022, respectively)	3,191	120,824
Deferred income (Including deferred income of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB361,186 and RMB16,297 as of December 31, 2021 and 2022, respectively)	16,297	361,186
Operating lease liabilities (Including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB2,546 and RMB6,956 as of December 31, 2021 and 2022, respectively)	6,956	2,546
NON-CURRENT LIABILITIES
Deferred tax liabilities (Including deferred tax liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB29,032 and RMB28,369 as of December 31, 2021 and 2022, respectively)	28,369	29,032
Operating lease liabilities-noncurrent (Including operating lease liabilities-noncurrent of the consolidated VIEs and VIEs' subsidiaries without recourse to the Company of RMB358 and RMB 1,499 as of December 31,2021 and 2022, respectively)	¥ 1,499	¥ 358